Significant Accounting Policies - Recently Adopted Accounting Standards (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cumulative catch-up adjustment resulted in an increase of opening retained earnings	$ (200,383)	$ 324,783